Securitized Mortgage Trusts - Securitized Mortgage Trust Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Securitized Mortgage Trusts
REO	$ 10,335	$ 10,140
Impairment (1)	(6,856)	(6,967)
Ending balance	3,479	3,173
REO inside trust	3,479	3,094
REO outside trust		79
Securitized Mortgage Trust Liabilities
Securitized mortgage borrowings	$ 1,614,862	$ 2,086,557